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AXA Equitable Life Insurance Company

SUPPLEMENT DATED FEBRUARY 21, 2014 TO THE CURRENT PROSPECTUS FOR AXA EQUITABLE'S 300+ SERIES

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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ''Prospectus''). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information about proposed changes to the investment objectives and a name for the Multimanager Small Cap Value Portfolio and a name change for Multi-Sector Bond Portfolio (collectively, the "Subject Multimanager Portfolios"). These changes are proposed in connection with the proposed conversion of the Subject Multimanager Portfolios to funds-of-funds as described below (each, a "Conversion" and collectively, the "Conversions").

CONVERSION(S) TO A FUND-OF-FUNDS FOR THE SUBJECT MULTIMANAGER PORTFOLIOS

On December 4, 2013, the Board of Trustees of the EQAT Advisors Trust ("Trust") approved the Conversion of each Subject Multimanager Portfolio to a fund-of-funds that will pursue its investment objective through investments in underlying proprietary and unaffiliated mutual funds and exchange-traded funds, similar to the Trust's existing Charter Portfolios. Subject to shareholder approval, as described below, the Conversions are expected to take place on or before April 30, 2014 (the "Conversion Date").

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 CURRENT          NEW               CURRENT INVESTMENT   NEW
 PORTFOLIO NAME   PORTFOLIO NAME    OBJECTIVE            INVESTMENT OBJECTIVE
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MULTIMANAGER      Charter/SM/       Seeks to achieve a   No change.
MULTI-SECTOR BOND Multi-Sector Bond high total return
                                    through a
                                    combination of
                                    current income and
                                    capital
                                    appreciation.

MULTIMANAGER      Charter/SM/       Seeks to achieve     Seeks to achieve
SMALL CAP VALUE   Small Cap Value   long-term growth of  long-term growth
                                    capital with an      of capital.
                                    emphasis on risk
                                    adjusted returns
                                    and managing
                                    volatility in the
                                    Portfolio.
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The Funds Management Group, LLC will continue to serve as the Investment
Manager for the Subject Multimanager Portfolios after the Conversion. Please see the "Portfolios of the Trusts" in your Prospectus for more information.



                  Distributed by affiliate AXA Advisors, LLC
                          1290 Avenue of the Americas
                              New York, NY 10104

   Copyright 2014 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

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